Insurance Contracts - Summary of Liquidity risk of insurance contracts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about the maturity structure of insurance liabilities based on net cash flow [line items]
Amount payable	₩ 27,627,111	₩ 26,374,280
Reinsurance contracts held [member]
Disclosure of information about the maturity structure of insurance liabilities based on net cash flow [line items]
Net insurance contract liabilities	424,761	458,039	₩ 413,111
1 year | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about the maturity structure of insurance liabilities based on net cash flow [line items]
Net insurance contract liabilities	412,314	(53,417)
Assets portfolio	0	0
Liabilities portfolio	412,314	(53,417)
1 year | Reinsurance contracts held [member] | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about the maturity structure of insurance liabilities based on net cash flow [line items]
Net insurance contract liabilities	9,022	9,278
Assets portfolio	2,261	1,445
Liabilities portfolio	6,761	7,833
1 year ~ 2 years | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about the maturity structure of insurance liabilities based on net cash flow [line items]
Net insurance contract liabilities	238,500	(69,388)
Assets portfolio	0	0
Liabilities portfolio	238,500	(69,388)
1 year ~ 2 years | Reinsurance contracts held [member] | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about the maturity structure of insurance liabilities based on net cash flow [line items]
Net insurance contract liabilities	1,649	1,462
Assets portfolio	376	(121)
Liabilities portfolio	1,273	1,583
2 years ~ 3 years | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about the maturity structure of insurance liabilities based on net cash flow [line items]
Net insurance contract liabilities	866,967	305,581
Assets portfolio	0	0
Liabilities portfolio	866,967	305,581
2 years ~ 3 years | Reinsurance contracts held [member] | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about the maturity structure of insurance liabilities based on net cash flow [line items]
Net insurance contract liabilities	752	676
Assets portfolio	(265)	(555)
Liabilities portfolio	1,017	1,231
3 years ~ 4 years | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about the maturity structure of insurance liabilities based on net cash flow [line items]
Net insurance contract liabilities	954,939	603,797
Assets portfolio	0	0
Liabilities portfolio	954,939	603,797
3 years ~ 4 years | Reinsurance contracts held [member] | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about the maturity structure of insurance liabilities based on net cash flow [line items]
Net insurance contract liabilities	1,576	1,678
Assets portfolio	432	42
Liabilities portfolio	1,144	1,636
4 years ~ 5 years | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about the maturity structure of insurance liabilities based on net cash flow [line items]
Net insurance contract liabilities	1,120,218	1,255,863
Assets portfolio	0	0
Liabilities portfolio	1,120,218	1,255,863
4 years ~ 5 years | Reinsurance contracts held [member] | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about the maturity structure of insurance liabilities based on net cash flow [line items]
Net insurance contract liabilities	1,439	1,705
Assets portfolio	634	108
Liabilities portfolio	805	1,597
5 years ~ 10 years | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about the maturity structure of insurance liabilities based on net cash flow [line items]
Net insurance contract liabilities	6,130,350	4,958,494
Assets portfolio	0	0
Liabilities portfolio	6,130,350	4,958,494
5 years ~ 10 years | Reinsurance contracts held [member] | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about the maturity structure of insurance liabilities based on net cash flow [line items]
Net insurance contract liabilities	10,906	8,170
Assets portfolio	5,109	224
Liabilities portfolio	5,797	7,946
10~20 years | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about the maturity structure of insurance liabilities based on net cash flow [line items]
Net insurance contract liabilities	13,123,050	11,992,714
Assets portfolio	0	0
Liabilities portfolio	13,123,050	11,992,714
10~20 years | Reinsurance contracts held [member] | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about the maturity structure of insurance liabilities based on net cash flow [line items]
Net insurance contract liabilities	32,999	16,996
Assets portfolio	10,977	(163)
Liabilities portfolio	22,022	17,159
Over 20 years | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about the maturity structure of insurance liabilities based on net cash flow [line items]
Net insurance contract liabilities	31,922,925	35,343,913
Assets portfolio	0	0
Liabilities portfolio	31,922,925	35,343,913
Over 20 years | Reinsurance contracts held [member] | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about the maturity structure of insurance liabilities based on net cash flow [line items]
Net insurance contract liabilities	129,561	52,162
Assets portfolio	50,736	(351)
Liabilities portfolio	78,825	52,513
Liquidity risk | KB Insurance Co., Ltd.
Disclosure of information about the maturity structure of insurance liabilities based on net cash flow [line items]
Assets portfolio	53,786,767	50,245,568
Liabilities portfolio	5,184,974	5,279,266
Liquidity risk | 1 year | KB Insurance Co., Ltd.
Disclosure of information about the maturity structure of insurance liabilities based on net cash flow [line items]
Assets portfolio	1,293,177	1,141,340
Liabilities portfolio	195,598	195,213
Liquidity risk | 1 year ~ 2 years | KB Insurance Co., Ltd.
Disclosure of information about the maturity structure of insurance liabilities based on net cash flow [line items]
Assets portfolio	(1,566,389)	(1,585,201)
Liabilities portfolio	217,206	207,186
Liquidity risk | 2 years ~ 3 years | KB Insurance Co., Ltd.
Disclosure of information about the maturity structure of insurance liabilities based on net cash flow [line items]
Assets portfolio	(1,547,055)	(1,277,219)
Liabilities portfolio	227,960	207,028
Liquidity risk | 3 years ~ 4 years | KB Insurance Co., Ltd.
Disclosure of information about the maturity structure of insurance liabilities based on net cash flow [line items]
Assets portfolio	(1,306,654)	(1,330,184)
Liabilities portfolio	240,527	234,497
Liquidity risk | 4 years ~ 5 years | KB Insurance Co., Ltd.
Disclosure of information about the maturity structure of insurance liabilities based on net cash flow [line items]
Assets portfolio	(1,045,575)	(1,000,711)
Liabilities portfolio	241,119	218,826
Liquidity risk | 5 years ~ 10 years | KB Insurance Co., Ltd.
Disclosure of information about the maturity structure of insurance liabilities based on net cash flow [line items]
Assets portfolio	(2,188,858)	(2,175,895)
Liabilities portfolio	1,160,224	1,125,604
Liquidity risk | 10 years ~ 20 years | KB Insurance Co., Ltd.
Disclosure of information about the maturity structure of insurance liabilities based on net cash flow [line items]
Assets portfolio	60,148,121	56,473,438
Liabilities portfolio	₩ 2,902,340	₩ 3,090,912